Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 295,083	$ 2,479	$ 1,435
Prepaid expenses		222,167
Marketable securities	195,000	31,000	44,044
Total Current Assets	490,083	255,646	45,479
PROPERTY & EQUIPMENT (NET)	2,143	2,946
OTHER ASSETS
License, net	3,958
Fine art	67,845
Total Other Assets	71,803
TOTAL ASSETS	564,029	258,592	45,479
CURRENT LIABILITIES
Accounts payable and accrued expenses	688,733	610,715	722,372
Accounts payable and accrued expenses-related parties	521,274	8,953	8,955
Accrued interest payable	376,007	357,708	310,307
Accrued interest payable-officers and directors			298,796
Notes payable in default	871,082	871,082	871,082
Due to related parties	83,883	109,513
Convertible debenture		74,800
Notes payable	200,000
Stock deposits	490,000
Total Current Liabilities	3,230,979	2,032,771	2,211,512
LONG-TERM LIABILITIES
Notes payable related party			3,540,405
Total Long-Term Liabilities			3,540,405
Total Liabilities	3,230,979	2,032,771	5,751,917
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value $.001, 50,000 authorized, 1,000 issued and outstanding	1	1	1
Common stock, par value $0.001 per share, 550,000,000 shares authorized; 246,722,140 (including 10,150,000 shares held in escrow) and 230,498,005 issued and 236,572,140 and 230,498,005 outstanding, respectively	246,722	230,498	205,278
Additional paid-in-capital	229,725,779	168,398,511	161,712,986
Accumulated (Deficit)	(232,639,452)	(170,403,189)	(167,624,703)
Total Stockholders’ Equity (Deficit)	(2,666,950)	(1,774,179)	(5,706,438)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 564,029	$ 258,592	$ 45,479